Long-Term Debt - Summary of Long-term Debt (Parenthetical) (Detail) $ in Billions	Dec. 31, 2021 USD ($)
Medium-term Notes [Member]
Debt Instrument [Line Items]
Weighted-average interest rate	2.51%
Federal Home Loan Bank Advances [Member]
Debt Instrument [Line Items]
Weighted-average interest rate	0.65%
Debt instrument, face amount	$ 3.3
Bank Notes [Member]
Debt Instrument [Line Items]
Weighted-average interest rate	1.80%
Debt instrument, face amount	$ 2.3